Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Debt securities	$ 44,594	$ 18,858
Loans to financial advisors	2,611	2,453
Fee- and commission-related receivables	1,812	1,972
Finance lease receivables	1,315	1,356
Settlement and clearing accounts	1,175	455
Accrued interest income	1,259	520
Other	499	594
Total other financial assets measured at amortized cost	53,264	26,209
Increase (decrease) in debt securities	25,700
UBS AG
Entity [Table]
Debt securities	44,594	18,858
Loans to financial advisors	2,611	2,453
Fee- and commission-related receivables	1,803	1,966
Finance lease receivables	1,314	1,356
Settlement and clearing accounts	1,174	455
Accrued interest income	1,276	521
Other	618	627
Total other financial assets measured at amortized cost	53,389	$ 26,236
Increase (decrease) in debt securities	$ 25,700